Note Segment reporting (Results of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Provision for loan losses	$ (241,478)	$ (263,370)
Amortization of intangibles	11,019	9,434	$ 9,883
Depreciation expense	47,474	47,137	48,162
Income tax expense	(495,172)	58,279	(251,327)
Assets	35,769,534	33,096,695
Continuing Operations
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,408,983	945,072	1,344,574
Provision for loan losses	241,478	270,134	606,106
Non interest Income	519,541	386,515	791,013
Amortization of intangibles	11,019	8,160	7,971
Depreciation expense	47,474	46,327	45,764
Loss on early extinguishment of debt	0	532	3,388
Noninterest Expense Other	1,229,728	1,138,665	1,164,867
Income tax expense	(495,172)	58,279	(251,327)
Income (loss) from continuing operations	893,997	(190,510)	558,818
Assets	35,769,534	33,096,695	35,749,333
Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,470,964	1,446,590	1,452,802
Provision for loan losses	241,443	270,334	605,708
Non interest Income	487,578	347,570	318,146
Amortization of intangibles	11,019	8,160	7,971
Depreciation expense	46,712	45,679	45,121
Loss on early extinguishment of debt		532	0
Noninterest Expense Other	1,158,303	1,068,658	1,096,651
Income tax expense	(464,680)	81,074	(234,103)
Income (loss) from continuing operations	965,745	319,723	249,600
Assets	35,558,314	32,869,630	35,583,248
Continuing Operations | Intersegment Elimination
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	0
Provision for loan losses	0	0	0
Non interest Income	125	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0
Noninterest Expense Other	0	0	0
Income tax expense	0	0	0
Income (loss) from continuing operations	125	0	0
Assets	(129,038)	(17,972)	(24,609)
Continuing Operations | Corporate
Segment Reporting Information [Line Items]
Net Interest income (expense)	(61,981)	(501,518)	(108,228)
Provision for loan losses	35	(200)	398
Non interest Income	34,486	41,695	475,663
Amortization of intangibles	0	0	0
Depreciation expense	762	648	643
Loss on early extinguishment of debt		0	3,388
Noninterest Expense Other	74,212	72,759	70,997
Income tax expense	(30,595)	(22,796)	(17,082)
Income (loss) from continuing operations	(71,909)	(510,234)	309,091
Assets	4,953,505	4,937,372	5,495,498
Continuing Operations | Eliminations
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	0
Provision for loan losses	0	0	0
Non interest Income	(2,523)	(2,750)	(2,796)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Noninterest Expense Other	(2,787)	(2,752)	(2,781)
Income tax expense	103	1	(142)
Income (loss) from continuing operations	161	1	127
Assets	(4,742,285)	(4,710,307)	(5,329,413)
Banco Popular de Puerto Rico | Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,231,585	1,288,889	1,260,537
Provision for loan losses	240,817	289,184	616,883
Non interest Income	464,786	283,251	281,894
Amortization of intangibles	10,465	7,351	7,162
Depreciation expense	40,440	39,062	38,282
Loss on early extinguishment of debt		0
Noninterest Expense Other	970,201	884,289	943,444
Income tax expense	116,058	77,973	(236,898)
Income (loss) from continuing operations	318,390	274,281	173,558
Assets	27,907,350	27,384,169	26,883,073
Banco Popular de Puerto Rico | Commercial Banking | Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	463,681	521,957	493,836
Provision for loan losses	101,826	138,213	180,228
Non interest Income	110,684	3,534	(41,362)
Amortization of intangibles	7	4	4
Depreciation expense	16,936	16,407	16,083
Noninterest Expense Other	278,847	254,146	296,319
Income tax expense	48,793	22,899	(66,747)
Income (loss) from continuing operations	127,956	93,822	26,587
Assets	9,235,675	10,267,633	10,803,992
Banco Popular de Puerto Rico | Consumer and Retail Banking | Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	753,595	757,721	757,039
Provision for loan losses	138,991	150,971	436,655
Non interest Income	251,037	181,117	224,080
Amortization of intangibles	7,330	6,836	6,837
Depreciation expense	22,433	21,551	20,981
Noninterest Expense Other	621,121	562,345	578,903
Income tax expense	55,429	38,825	(182,471)
Income (loss) from continuing operations	159,328	158,310	120,214
Assets	18,595,789	18,895,974	18,083,293
Banco Popular de Puerto Rico | Other Financial Services | Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	7,793	9,207	9,662
Provision for loan losses	0	0	0
Non interest Income	103,464	98,794	99,243
Amortization of intangibles	3,128	511	321
Depreciation expense	1,071	1,104	1,218
Noninterest Expense Other	70,632	67,992	68,289
Income tax expense	11,836	16,249	12,320
Income (loss) from continuing operations	24,590	22,145	26,757
Assets	392,658	591,955	576,299
Banco Popular de Puerto Rico | Eliminations | Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	6,516	4	0
Provision for loan losses	0	0	0
Non interest Income	(399)	(194)	(67)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Noninterest Expense Other	(399)	(194)	(67)
Income tax expense	0	0	0
Income (loss) from continuing operations	6,516	4	0
Assets	(316,772)	(2,371,393)	(2,580,511)
Banco Popular North America | Continuing Operations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	239,379	157,701	192,265
Provision for loan losses	626	(18,850)	(11,175)
Non interest Income	22,667	64,319	36,252
Amortization of intangibles	554	809	809
Depreciation expense	6,272	6,617	6,839
Loss on early extinguishment of debt		532
Noninterest Expense Other	188,102	184,369	153,207
Income tax expense	(580,738)	3,101	2,795
Income (loss) from continuing operations	647,230	45,442	76,042
Assets	$ 7,780,002	$ 5,503,433	$ 8,724,784